RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
RESTRICTED NET ASSETS
Minimum required percentage of annual after-tax profit to the general statutory reserve	10.00%	10.00%
Maximum requirement of each of the entity's PRC subsidiaries' after-tax profits to be allocated to a general reserve fund as a percentage of each Subsidiaries' registered capital	50.00%	50.00%
Statutory reserves	¥ 77,995	$ 11,308	¥ 74,462
Restricted net asset, PRC generally accepted accounting principles (in RMB) or (in dollars)	¥ 13,157,965	$ 1,907,726